SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Share Capital and Reserves
Number of warrants, beginning	10,984,163	6,176,470
Weighted average exercise price, beginning	$ 0.06	$ 0.06
Number of warrants exercised		4,807,693
Weighted average exercise price exercised		$ 0.08
Number of warrants, ending	10,984,163	10,984,163
Weighted average exercise price, ending	$ 0.06	$ 0.06